Debt (Tables) - Successor [Member]	4 Months Ended
Sep. 30, 2018
Schedule of Short Term Debt Obligations

The Company’s short-term debt obligations consist of the following (in thousands):

	Successor (NESR) September 30, 2018	Predecessor (NPS) December 31, 2017

Hana Loan	$50,000	$-
Less: unamortized Hana loan origination fee	(385)	-
Less: fair value deriviative liability in Hana loan	(509)	-
Other short term borrowings	22,834	8,773
Short-term debt, net unamortized origination fee and excluding current installments	$71,940	$8,773

Schedule of Fair Value Assumption Embedded Conversion Features

The Company estimates the fair value of this embedded conversion feature using the Goldman Sachs convertible note model and the Black Derman Toy model with the following assumptions:

	For the period ended September 30, 2018	For the period ended June 30, 2018
Annual Dividend yield	0.0%	0.0%
Expected life (years)	0.20	0.46
Risk-free interest rate	2.1%	2.1%
Expected volatility	46.7%	46.7%

Schedule of Fair Value Assumption Embedded Conversion Feature Recurring Basis

The following table presents the changes in fair value of the embedded conversion feature measured at fair value on a recurring basis for the period ended September 30, 2018 (in thousands):

Balance June 30, 2018	$480
Change in fair value	29
Balance as of September 30, 2018	$509

Schedule of Long Term Debt Obligations

The Company’s long-term debt obligations consist of the following (in thousands):

	Successor September 30, 2018	Predecessor December 31, 2017

Murabaha credit facility	$150,000	$150,000
APICORP bilateral term facility	50,000	-
SABB bilateral term facility	50,000	-
Term loan Ahli Bank	2,858	-
NBO loan $60,000	26,667	-
NBO loan $20,000	4,130	-
Less: unamortized debt issuance costs	(323)	(2,976)
Total loans and borrowings	283,332	147,024
Less: current portion of long term debt	16,368	-
Long-term debt, net unamortized debt issuance costs and excluding current installments	$266,964	$147,024

Scheduled Principal Payments of Long Term Debt

Scheduled principal payments of long-term debt for years subsequent to September 30, 2018 are as follows (in thousands):

2018	$13,884
2019	44,822
2020	43,390
2021	37,695
2022	30,448
Thereafter	113,093
$283,332